Dear Schwab Signature(TM)Annuity Investor:

We are pleased to provide you with the semi-annual reports for the portfolios you selected in your Schwab Signature Annuity as of June 30, 2003. Inside you'll find individual semi-annual reports prepared by the investment companies that manage them.*

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Did you know you could save time and enjoy the convenience of paperless record keeping for your Schwab Signature Annuity? In place of receiving paper documents, you can receive email notices when annual reports, prospectuses, confirmations and other important information about your Schwab Signature Annuity account is available online. To find out how you can receive these documents by email, please call 1-888-560-5938, Monday through Friday, 6:00 a.m. to 4:30 p.m.

As you continue to invest to achieve your financial goals, we hope you will find the enclosed reports useful. If you have any questions, please don't hesitate to call a licensed annuity representative at 1-888-560-5938, Monday through Friday 6:00 a.m. to 4:30 p.m. Pacific time, or log into the Schwab Client Center on Schwab.com and visit us under Products & Services / Investment Choices / Annuities.

Thank you for your continued trust.

Sincerely,

Charles Schwab Insurance Services

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* When you invest in the Schwab Signature Annuity you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company that in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Signature Annuity. Please read the prospectus carefully before investing.

The Schwab Signature(TM) Annuity (Form #J444) is a flexible premium variable annuity issued by Great-West Life & Annuity Insurance Company. Charles Schwab & Co., Inc. is the broker/dealer and insurance agency. Great-West Life & Annuity Insurance Company is not licensed to do business in New York. Products sold in New York are issued by First Great-West Life & Annuity. This contract is not available in all states including the state of New York.

(C)2003 Charles Schwab & Co., Inc. (0803-11677)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Schwab Signature Annuity
                          Semi-Annual Report Form N-30D
                         File Nos. 333-52956, 811-07549

The information required to be contained in this report for the period ending June 30, 2003 includes the attached letter to contract holders and the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

The Alger American Fund:

Alger American Balanced Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on September 3, 2003
Accession No. 0001169232-03-005547

Alger American Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on September 3, 2003
Accession No. 0001169232-03-005547

Alger American MidCap Growth Portfolio
File No. 811-05550
Form N-CSR
Filed via EDGAR and accepted on September 3, 2003
Accession No. 0001169232-03-005547

AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein VP Growth Portfolio
File No. 811-05398
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000936772-03-000325

AllianceBernstein VP Growth & Income Portfolio
File No. 811-05398
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000936772-03-000326

AllianceBernstein VP Real Estate Investment Portfolio
File No. 811-05398
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000936772-03-000332

AllianceBernstein Utility Income Portfolio
File No. 811-05398
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0000936772-03-000330

American Century Variable Portfolios, Inc.:

VP Balanced Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000814680-03-000008

VP Income & Growth Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000814680-03-000008

VP International Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000814680-03-000008

VP Value Portfolio
File No. 811-05188
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000814680-03-000008

Baron Capital Funds Trust:

Baron Capital Asset Fund
File No. 811-08505
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001050084-03-000004

Delaware VIP Trust:

Delaware VIP Small Cap Value Series
File No. 811-05162
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000950116-03-003796

Dreyfus Investment Portfolios:

MidCap Stock Portfolio
File No. 811-08673
Form N-CSR
Filed via EDGAR and accepted on August 26, 2003
Accession No. 0001056707-03-000011

Dreyfus Variable Investment Fund:

Developing Leaders Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000813383-03-000014

Growth and Income Portfolio
File No. 811-05125
Form N-CSR
Filed via EDGAR and accepted on August 19, 2003
Accession No. 0000813383-03-000014

Federated Insurance Series:

Federated Fund for U.S. Government Securities II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Federated International Equity Fund II
File No. 811-08042
Form N-CSR
Filed via EDGAR and accepted on August 28, 2003
Accession No. 0001056288-03-000537

Gartmore Variable Insurance Trust:

Dreyfus GVIT Mid Cap Index Fund
File No. 811-03213
Form N-CSR
Filed via EDGAR and accepted on September 8, 2003
Accession No. 0000936329-03-000175

INVESCO Variable Investment Funds, Inc.:

VIF - High Yield Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

VIF - Technology Fund
File No. 811-08038
Form N-CSR
Filed via EDGAR and accepted on September 4, 2003
Accession No. 0000912744-03-000012

JP Morgan Series Trust II:

JPMorgan Small Company Portfolio
File No. 811-08212
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0001047469-03-029247

Janus Aspen Series:

Janus Aspen Balanced Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Growth and Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Janus Aspen Worldwide Growth Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000906185-03-000009

Oppenheimer Variable Account Funds:

Oppenheimer Global Securities Fund/VA
File No. 811-04108
Form N-CSR
Filed via EDGAR and accepted on August 27, 2003
Accession No. 0000935069-03-001085

PBHG Insurance Series Fund:

PBHG Large Cap Growth Portfolio
File No. 811-08009
Form N-CSR
Filed via EDGAR and accepted on August 26, 2003
Accession No. 0001135428-03-000489

PIMCO Variable Insurance Trust:

High Yield Portfolio
File No. 811-08399
Form N-CSR
Filed via EDGAR and accepted on September 8, 2003
Accession No. 0001193125-03-046487

Low Duration Portfolio
File No. 811-08399
Form N-CSR
Filed via EDGAR and accepted on September 8, 2003
Accession No. 0001193125-03-046487

Safeco Resource Series Trust:

Safeco RST Equity Portfolio
File No. 811-04717
Form N-CSR
Filed via EDGAR and accepted on September 2, 2003
Accession No. 0001047469-03-029450

Safeco RST Small Company Value Portfolio
File No. 811-04717
Form N-CSR
Filed via EDGAR and accepted on September 2, 2003
Accession No. 0001047469-03-029450

Schwab Annuity Portfolios:

Schwab MarketTrack Growth Portfolio II
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000950149-03-002082

Schwab Money Market Portfolio
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000950149-03-002082

Schwab S&P 500 Portfolio
File No. 811-08314
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000950149-03-002082

Scudder Investments VIT Funds:

Scudder VIT EAFE(R) Equity Index Fund
File No. 811-07507
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000935069-03-001191

Scudder VIT Small Cap Index Fund
File No. 811-07507
Form N-CSR
Filed via EDGAR and accepted on August 29, 2003
Accession No. 0000935069-03-001192

Scudder Variable Series I:

Capital Growth Portfolio
File No. 811-04257
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000088053-03-000748

Scudder Variable Series II:

Scudder Small Cap Growth Portfolio
File No. 811-05002
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0000088053-03-000749

Strong Variable Insurance Funds, Inc.:

Strong Mid Cap Growth Fund II
File No. 811-06553
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0001193125-03-041072

Strong Opportunity Fund II
File No. 811-06552
Form N-CSR
Filed via EDGAR and accepted on August 22, 2003
Accession No. 0001193125-03-041074